                    SUPPLEMENT DATED JANUARY 11, 2000 TO THE
                      Prospectus dated September 28, 1999
                            Van Kampen Reserve Fund
        Van Kampen World Portfolio Series Trust on behalf of its series:
                  Van Kampen Global Government Securities Fund
                       Prospectus dated October 28, 1999
                              Van Kampen Pace Fund
                         Van Kampen Tax Free Money Fund
     The section of the inside back cover of the Prospectus entitled BOARD OF TRUSTEES AND OFFICERS -- BOARD OF TRUSTEES is hereby supplemented by deleting Richard M. DeMartini* and Don G. Powell* and adding Mitchell M. Merin* and Richard F. Powers, III*, effective December 15, 1999.

     * "Interested Persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.